Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Lincoln Variable Insurance Products Trust

In planning and performing our audits of the financial statements of LVIP BlackRock Advantage Allocation Fund, LVIP Delaware Social Awareness Fund, LVIP Government Money Market Fund, LVIP JPMorgan Retirement Income Fund, LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Delaware Bond Fund, LVIP Delaware Mid Cap Value Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP T. Rowe Price Structured Mid-Cap Growth Fund, LVIP Blended Large Cap Growth Managed Volatility Fund, LVIP Delaware Wealth Builder Fund, LVIP Mondrian International Value Fund, LVIP Global Moderate Allocation Managed Risk Fund, LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Growth Allocation Managed Risk Fund, LVIP SSGA Global Tactical Allocation Managed Volatility Fund, LVIP Wellington Capital Growth Fund, LVIP MFS International Growth Fund, LVIP Blended Mid Cap Managed Volatility Fund, LVIP Wellington SMID Cap Value Fund, LVIP SSGA S&P 500 Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund, LVIP T. Rowe Price Growth Stock Fund, LVIP MFS Value Fund, LVIP Franklin Templeton Global Equity Managed Volatility Fund, LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP Baron Growth Opportunities Fund, LVIP SSGA International Index Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Large Cap 100 Fund, LVIP SSGA Small-Mid Cap 200 Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP BlackRock Global Real Estate Fund, LVIP Global Income Fund, LVIP BlackRock Inflation Protected Bond Fund, LVIP Delaware Diversified Floating Rate Fund, LVIP JPMorgan High Yield Fund, LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund, LVIP American International Fund, LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund, LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderately Aggressive Structured Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund, LVIP T. Rowe Price 2050 Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund, LVIP Dimensional U.S. Equity Managed Volatility Fund, LVIP Dimensional International Equity Managed Volatility Fund, LVIP Vanguard Bond Allocation Fund, LVIP American Global Balanced Allocation Managed Risk Fund, LVIP American Global Growth Allocation Managed Risk Fund, LVIP American Preservation Fund, LVIP SSGA Large Cap Managed Volatility Fund, LVIP SSGA SMID Cap Managed Volatility Fund, LVIP MFS International Equity Managed Volatility Fund, LVIP Fidelity Institutional AM Select Core Equity Managed Volatility Fund, LVIP BlackRock Global Allocation Managed Risk Fund, LVIP American Century Select Mid Cap Managed Volatility Fund, LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund, LVIP Invesco Select Equity Income Managed Volatility Fund, LVIP SSGA International Managed Volatility Fund, LVIP Multi-Manager Global Equity Managed Volatility Fund, LVIP Franklin Templeton Multi-Asset Opportunities Fund, LVIP PIMCO Low Duration Bond Fund, LVIP SSGA Mid-Cap Index Fund, LVIP Dimensional International Core Equity Fund, LVIP Dimensional U.S. Core Equity 2 Fund, LVIP U.S. Growth Allocation Managed Risk Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, LVIP Western Asset Core Bond Fund, Lincoln iShares Fixed Income Allocation Fund, Lincoln iShares U.S. Moderate Allocation Fund, Lincoln iShares Global Growth Allocation Fund, LVIP Loomis Sayles Global Growth Fund, LVIP SSGA Short-Term Bond Index Fund, LVIP SSGA Emerging Markets Equity Index Fund, LVIP Global Aggressive Growth Allocation Managed Risk Fund, LVIP U.S. Aggressive Growth Allocation Managed Risk Fund, LVIP BlackRock Global Allocation Fund, LVIP T. Rowe Price 2060 Fund, LVIP SSGA Nasdaq-100 Index Fund, Lincoln Nasdaq-100 Buffer Fund Jun, Lincoln Nasdaq-100 Buffer Fund Sep, Lincoln Nasdaq-100 Buffer Fund Dec, Lincoln S&P 500 Buffer Fund May, Lincoln S&P 500 Buffer Fund Aug, Lincoln S&P 500 Buffer Fund Nov, Lincoln S&P 500 Ultra Buffer Fund May, Lincoln S&P 500 Ultra Buffer Fund Aug, and Lincoln S&P 500 Ultra Buffer Fund Nov (one-hundred and four of the series constituting the Lincoln Variable Insurance Products Trust) (the “Funds”) as of and for the year ended December 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2021.

This report is intended solely for the information and use of management and the Board of Trustees of the Lincoln Variable Insurance Products Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/Ernst & Young LLP

Philadelphia, Pennsylvania

February 28, 2022